Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Morgan Stanley Institutional Liquidity Funds | MSILF Treasury Securities Portfolio | DAP
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.13%	3.10%	2.04%

[1]
1	Institutional Class shares are not offered in this Prospectus. DAP Class shares of the Fund had not completed a full calendar year of operations as of December 31, 2025 and therefore DAP Class shares do not have annualized return information to report. DAP Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. Return information for the Fund’s DAP Class shares will be shown in future prospectuses offering the Fund’s DAP Class shares after the Fund’s DAP Class shares have a full calendar year of return information to report.